JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, MA 02210

August 27, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”)

File Nos. 2-94157; 811-04146

Ladies and Gentlemen:

On behalf of the above Registrant, enclosed herewith for filing pursuant to Rule 497 under the Securities Act of 1933, is a prospectus for nine (9) series of the 92 series of the Trust.

If you have any questions, please call the undersigned at 617-663-2166.

Sincerely,

/s/Betsy Anne Seel

Betsy Anne Seel

Senior Counsel and Assistant Secretary